UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06190)

Exact name of registrant as specified in charter:	Putnam International Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2013

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio
9/30/12 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Australia (2.9%)

Macquarie Group, Ltd.	372,613	$10,939,960

Origin Energy, Ltd.	514,271	6,035,728

Telstra Corp., Ltd.	2,754,315	11,173,704

		28,149,392
Brazil (0.7%)

Localiza Rent a Car SA	385,000	6,760,883

		6,760,883
Canada (1.8%)

Agrium, Inc.	95,760	9,935,429

Suncor Energy, Inc.	230,600	7,585,804

		17,521,233
China (1.5%)

Brilliance China Automotive Holdings, Inc.(NON)	6,884,000	7,552,283

Spreadtrum Communications, Inc. ADR	364,500	7,494,120

		15,046,403
France (12.9%)

Christian Dior SA	109,939	14,794,858

Danone	194,583	11,998,887

Pernod-Ricard SA	121,797	13,687,043

Sanofi	368,995	31,522,958

Societe Generale SA(NON)	372,582	10,626,932

Technip SA	83,945	9,366,544

Valeo SA	336,739	15,633,202

Vivendi	892,400	17,448,530

		125,078,954
Germany (14.7%)

Allianz SE	113,124	13,469,792

BASF SE	152,967	12,925,327

Bayer AG	166,851	14,356,182

Continental AG	74,688	7,327,177

Deutsche Bank AG	139,530	5,521,959

Deutsche Lufthansa AG	586,296	7,963,710

Deutsche Post AG	1,083,699	21,186,911

Kabel Deutschland Holding AG(NON)	188,855	13,492,913

Lanxess AG	138,862	11,527,914

Merck KGaA	71,876	8,871,134

MTU Aero Engines Holding AG	157,534	12,593,060

Siemens AG	133,834	13,364,912

		142,600,991
Hong Kong (1.6%)

Hongkong Land Holdings, Ltd.	1,408,000	8,443,293

Sands China, Ltd.	1,817,600	6,748,895

		15,192,188
India (0.9%)

Housing Development Finance Corp., Ltd. (HDFC)(NON)	616,593	9,039,713

		9,039,713
Indonesia (1.0%)

Bank Mandiri (Persero) Tbk PT	5,786,000	4,936,269

Indocement Tunggal Prakarsa	2,273,500	4,828,222

		9,764,491
Ireland (1.3%)

Kerry Group PLC Class A	238,780	12,212,920

		12,212,920
Italy (3.5%)

ENI SpA	548,350	12,031,377

Fiat SpA(NON)	1,770,392	9,485,834

Luxottica Group SpA	158,010	5,576,480

UniCredit SpA(NON)	1,755,378	7,337,644

		34,431,335
Japan (16.9%)

Aisin Seiki Co., Ltd.	304,700	8,659,569

Astellas Pharma, Inc.	201,300	10,224,181

Canon, Inc.	247,000	7,904,688

Chiyoda Corp.	541,000	8,409,308

Inpex Corp.	1,874	11,100,984

Japan Airlines Co., Ltd.(NON)	143,700	6,720,976

Japan Tobacco, Inc.	510,300	15,293,986

Lawson, Inc.	153,600	11,802,786

Mitsubishi UFJ Financial Group (MUFG), Inc.	4,010,200	18,684,597

Nippon Telegraph & Telephone (NTT) Corp.	241,300	11,450,081

Nissan Motor Co., Ltd.	1,771,400	15,081,613

ORIX Corp.	205,900	20,646,260

Tokyo Gas Co., Ltd.	3,382,000	18,631,355

		164,610,384
Netherlands (1.6%)

ING Groep NV GDR(NON)	1,927,173	15,319,965

		15,319,965
Russia (1.2%)

Sberbank of Russia ADR	1,021,589	12,025,683

		12,025,683
Singapore (0.6%)

Ezion Holdings, Ltd.	5,054,000	5,506,957

		5,506,957
South Korea (1.9%)

Samsung Electronics Co., Ltd.	9,861	11,871,974

SK Hynix, Inc.(NON)	314,690	6,390,944

		18,262,918
Spain (1.8%)

Amadeus IT Holding SA Class A	335,703	7,837,710

Grifols SA(NON)(S)	195,359	6,459,135

Grifols SA ADR(NON)	149,412	3,411,076

		17,707,921
Taiwan (0.6%)

Hon Hai Precision Industry Co., Ltd.	1,907,000	5,906,077

		5,906,077
United Kingdom (25.0%)

Aggreko PLC	206,511	7,733,581

Associated British Foods PLC	567,605	11,828,611

Barclays PLC	3,732,489	12,992,488

BG Group PLC	803,098	16,262,011

BHP Billiton PLC	380,937	11,896,256

Centrica PLC	2,840,240	15,054,287

Compass Group PLC	1,259,665	13,931,811

Kingfisher PLC	2,659,786	11,365,475

Lloyds Banking Group PLC(NON)	14,079,733	8,871,269

Prudential PLC	1,442,416	18,716,558

Rio Tinto PLC	513,274	23,993,677

Royal Dutch Shell PLC Class A	732,282	25,361,222

SSE PLC	566,034	12,732,705

Telecity Group PLC	518,287	7,502,146

Vodafone Group PLC	7,403,457	21,070,692

WM Morrison Supermarkets PLC	2,113,564	9,747,042

WPP PLC	1,027,581	13,991,290

		243,051,121
United States (7.2%)

ACE, Ltd.	121,000	9,147,600

Apple, Inc.	17,592	11,738,438

Covidien PLC	258,900	15,383,838

KKR & Co. LP	550,000	8,310,500

Monsanto Co.	82,465	7,505,964

Tyco International, Ltd.(WI)	224,418	12,625,757

Visa, Inc. Class A	37,700	5,062,357

		69,774,454

Total common stocks (cost $874,553,668)		$967,963,983

SHORT-TERM INVESTMENTS (1.1%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.21%(d)	4,493,300	$4,493,300

Putnam Money Market Liquidity Fund 0.14%(AFF)	4,134,780	4,134,780

SSgA Prime Money Market Fund 0.14%(P)	1,316,798	1,316,798

U.S. Treasury Bills with an effective yield of 0.156%, July 25, 2013(SEGSF)	$265,000	264,662

U.S. Treasury Bills with effective yields ranging from 0.154% to 0.187%, May 2, 2013(SEGSF)	130,000	129,885

U.S. Treasury Bills with effective yields ranging from 0.136% to 0.169%, March 7, 2013(SEGSF)	136,000	135,923

U.S. Treasury Bills with an effective yield of 0.150%, February 7, 2013(SEGSF)	179,000	178,934

Total short-term investments (cost $10,654,230)		$10,654,282

TOTAL INVESTMENTS

Total investments (cost $885,207,898)(b)		$978,618,265

WHEN-ISSUED SECURITIES SOLD AT 9/30/2012

COMMON STOCKS (0.2%)(a)	Shares	Value

Switzerland (0.2%)

Pentair, Ltd.	53,855	$2,394,910

Total when-issued securities sold (proceeds $2,394,910)		$2,394,910

FORWARD CURRENCY CONTRACTS at 9/30/12 (aggregate face value $351,628,866) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	10/17/12	$2,972,436	$2,929,064	$43,372
	Swedish Krona	Buy	10/17/12	3,414,348	3,334,126	80,222
	Swiss Franc	Buy	10/17/12	3,484,735	3,426,190	58,545
Barclays Bank PLC
	British Pound	Sell	10/17/12	2,094,785	2,059,737	(35,048)
	Canadian Dollar	Buy	10/17/12	1,240,149	1,235,027	5,122
	Euro	Sell	10/17/12	19,276,777	18,886,477	(390,300)
	Hong Kong Dollar	Sell	10/17/12	25,956,066	25,959,442	3,376
	Japanese Yen	Sell	10/17/12	2,607,980	2,603,060	(4,920)
	Norwegian Krone	Sell	10/17/12	5,005,740	4,937,051	(68,689)
	Singapore Dollar	Buy	10/17/12	7,306,896	7,190,672	116,224
	Swedish Krona	Buy	10/17/12	901,109	880,056	21,053
	Swiss Franc	Buy	10/17/12	6,635,302	6,528,154	107,148
Citibank, N.A.
	Australian Dollar	Buy	10/17/12	3,187,824	3,138,925	48,899
	Danish Krone	Buy	10/17/12	10,751,089	10,553,194	197,895
	Singapore Dollar	Buy	10/17/12	3,438,166	3,415,029	23,137
	Swiss Franc	Buy	10/17/12	10,009,002	9,851,251	157,751
Credit Suisse AG
	Australian Dollar	Buy	10/17/12	1,302,895	1,283,419	19,476
	British Pound	Sell	10/17/12	10,136,447	10,188,097	51,650
	Canadian Dollar	Buy	10/17/12	6,753,707	6,730,508	23,199
	Japanese Yen	Sell	10/17/12	5,193,275	5,148,992	(44,283)
	Norwegian Krone	Buy	10/17/12	5,803,185	5,725,631	77,554
	Swedish Krona	Buy	10/17/12	964,776	942,547	22,229
	Swiss Franc	Buy	10/17/12	5,254,171	5,171,306	82,865
Deutsche Bank AG
	British Pound	Sell	10/17/12	2,286,776	2,248,642	(38,134)
	Euro	Sell	10/17/12	27,109,662	26,848,218	(261,444)
	Swedish Krona	Buy	10/17/12	2,831,225	2,764,580	66,645
	Swiss Franc	Buy	10/17/12	7,453,494	7,333,026	120,468
Goldman Sachs International
	Australian Dollar	Buy	10/17/12	1,352,624	1,331,686	20,938
	Swedish Krona	Buy	10/17/12	1,845,525	1,802,887	42,638
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/17/12	2,857,645	2,813,714	43,931
	Euro	Sell	10/17/12	10,510,937	10,375,984	(134,953)
	Hong Kong Dollar	Buy	10/17/12	13,401,767	13,397,775	3,992
	Swiss Franc	Buy	10/17/12	7,621,111	7,496,208	124,903
JPMorgan Chase Bank, N.A.
	British Pound	Sell	10/17/12	102,858	101,136	(1,722)
	Euro	Sell	10/17/12	11,504,940	11,264,783	(240,157)
	Hong Kong Dollar	Buy	10/17/12	12,590,924	12,586,590	4,334
	Japanese Yen	Buy	10/17/12	4,991,001	5,018,751	(27,750)
	Norwegian Krone	Buy	10/17/12	9,238,843	9,115,690	123,153
	Singapore Dollar	Buy	10/17/12	2,481,535	2,441,105	40,430
	Swedish Krona	Buy	10/17/12	5,575,790	5,449,074	126,716
	Swiss Franc	Buy	10/17/12	6,199,351	6,101,707	97,644
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/17/12	185,965	183,018	2,947
	Canadian Dollar	Buy	10/17/12	2,692,616	2,681,981	10,635
	Euro	Sell	10/17/12	4,507,074	4,411,326	(95,748)
	Swiss Franc	Buy	10/17/12	6,849,502	6,735,906	113,596
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/17/12	6,478,317	6,377,849	100,468
	Euro	Sell	10/17/12	10,942,520	10,720,403	(222,117)
	Israeli Shekel	Buy	10/17/12	5,809,802	5,664,816	144,986
	Swedish Krona	Buy	10/17/12	3,027,872	2,958,532	69,340
UBS AG
	Canadian Dollar	Buy	10/17/12	82,365	82,053	312
	Euro	Sell	10/17/12	12,447,277	12,193,357	(253,920)
	Swedish Krona	Buy	10/17/12	4,064,958	3,971,473	93,485
	Swiss Franc	Buy	10/17/12	7,657,271	7,532,722	124,549
WestPac Banking Corp.
	Australian Dollar	Buy	10/17/12	546,395	537,666	8,729
	British Pound	Sell	10/17/12	2,810,755	2,763,448	(47,307)
	Canadian Dollar	Sell	10/17/12	3,939,984	3,925,933	(14,051)
	Euro	Sell	10/17/12	10,493,586	10,278,872	(214,714)

Total						$529,299

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2012 through September 30, 2012 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.
(a)	Percentages indicated are based on net assets of $972,019,948.
(b)	The aggregate identified cost on a tax basis is $886,115,759, resulting in gross unrealized appreciation and depreciation of $142,681,203 and $50,178,697, respectively, or net unrealized appreciation of $92,502,506.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. For investments in Putnam Money Market Liquidity Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership, or with companies in which the fund owned at least 5% of the voting securities, were as follows:
Affiliate	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Market value at end of reporting period
Putnam Money Market Liquidity Fund*	$272,325	$49,104,279	$45,241,824	$2,858	$4,134,780
Totals	$272,325	$49,104,279	$45,241,824	$2,858	$4,134,780

Market values are shown for those securities affiliated at period end.
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(WI)	Tyco International, Ltd. announced a spin-off of operations to Pentair, Ltd. that was to close after the close of the reporting period. Prior to the close of the reporting period, the fund entered into a when-issued sale for a portion of its Pentair, Ltd. spin-off shares.
(d)	The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $4,331,275.
	The fund received cash collateral of $4,493,300, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $3,103,309 to cover certain derivatives contracts and securities sold short.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	20.1%
	Consumer discretionary	14.8
	Industrials	10.3
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in other open-end investment companies (excluding exchange traded funds), which are classified as Level 1 securities, are based on their net asset value. The net asset value of an investment company equals the total value of its assets less its liabilities and divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day that the exchange is open.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	The fund had an average contract amount of approximately $499,900,000 on forward currency contracts for the reporting period.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $223,820 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $661,416 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $569,606.
	Short sale of securities: The fund may engage in short sales of securities to realize appreciation when a security that the fund does not own declines in value. A short sale is a transaction in which the fund sells a security it does not own to a third party by borrowing the security in anticipation of purchasing the same security at the market price on a later date to close out the borrow and thus the short position. The price the fund pays at the later date may be more or less than the price at which the fund sold the security. If the price of the security sold short increases between the short sale and when the fund closes out the short sale, the fund will incur a loss, which is theoretically unlimited. The fund will realize a gain, which is limited to the price at which the fund sold the security short, if the security declines in value between those dates. Dividends on securities sold short are recorded as dividend expense.
	While the short position is open, the fund will post cash or liquid assets at least equal in value to the market value of the securities sold short. The fund will also post collateral representing an additional 2%-5% of the market value of the securities sold short. This additional collateral will be in the form of a loan from the custodian. All collateral is marked-to-market daily. The fund may also be required to pledge on the books of the fund additional assets for the benefit of the security and cash lender. The fund is subject to risk of loss if the lender of the security were to fail to perform its obligations under the contract.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Australia	$—	$28,149,392	$—
Brazil	6,760,883	—	—
Canada	17,521,233	—	—
China	7,494,120	7,552,283	—
France	—	125,078,954	—
Germany	—	142,600,991	—
Hong Kong	—	15,192,188	—
India	—	9,039,713	—
Indonesia	—	9,764,491	—
Ireland	—	12,212,920	—
Italy	—	34,431,335	—
Japan	6,720,976	157,889,408	—
Netherlands	—	15,319,965	—
Russia	—	12,025,683	—
Singapore	—	5,506,957	—
South Korea	—	18,262,918	—
Spain	3,411,076	14,296,845	—
Taiwan	—	5,906,077	—
United Kingdom	—	243,051,121	—
United States	69,774,454	—	—
Total common stocks	111,682,742	856,281,241	—
Short-term investments	5,451,578	5,202,704	—

Totals by level	$117,134,320	$861,483,945	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$529,299	$—
When issued	2,394,910	—	—

Totals by level	$2,394,910	$529,299	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$2,624,556	$2,095,257

Total	$2,624,556	$2,095,257
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2012

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 28, 2012